EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share
The following table provides the amounts used in the calculation of basic earnings per share for the years ended December 31, 2021, 2020 and 2019:

		For the years ended December 31,
		2021	2020	2019
Profit attributable to owners of the Company	€ thousand	830,767	607,817	695,818
Weighted average number of common shares for basic earnings per common share	thousand	184,446	184,806	186,767
Basic earnings per common share		€4.50	3.29	3.73
The following table provides the amounts used in the calculation of diluted earnings per share for the years ended December 31, 2021, 2020 and 2019:

		For the years ended December 31,
		2021	2020	2019
Profit attributable to owners of the Company	€ thousand	830,767	607,817	695,818
Weighted average number of common shares for diluted earnings per common share	thousand	184,722	185,379	187,535
Diluted earnings per common share		€4.50	3.28	3.71